UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3387

                      (Investment Company Act File Number)


              Federated U.S. Government Securities Fund: 2-5 Years
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  1/31/07


               Date of Reporting Period:  Quarter ended 10/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    U.S. TREASURY--74.0%
  $  45,000,000   1 4.875%, 5/31/2008                                                                                $    45,071,982
     30,000,000   1 4.500%, 2/15/2009                                                                                     29,895,507
     31,000,000     3.625%, 7/15/2009                                                                                     30,222,114
     31,000,000   1 3.625%, 1/15/2010                                                                                     30,104,602
     30,000,000   1 3.875%, 5/15/2010                                                                                     29,318,268
     37,000,000     4.375%, 12/15/2010                                                                                    36,722,241
     37,000,000   1 4.250%, 1/15/2011                                                                                     36,526,807
     45,000,000   1 4.500%, 2/28/2011                                                                                     44,866,305
     42,000,000     4.750%, 3/31/2011                                                                                     42,277,477
     40,000,000     4.875%, 4/30/2011                                                                                     40,469,856
     19,000,000   1 4.500%, 9/30/2011                                                                                     18,932,407
     26,081,310     3.000%, 7/15/2012                                                                                     26,885,042
     37,000,000   1 4.000%, 11/15/2012                                                                                    35,901,355
     40,000,000   1 4.250%, 11/15/2014                                                                                    39,078,596
     12,000,000   1 5.125%, 5/15/2016                                                                                     12,475,559
                       TOTAL U.S. TREASURY                                                                               498,748,118
                        (IDENTIFIED COST $493,221,715)
                    GOVERNMENT AGENCIES--22.5%
     57,000,000     Federal Home Loan Bank System, 5.375%, 8/19/2011                                                      58,199,759
     20,000,000     Federal Home Loan Mortgage Corp., 4.110%, 2/16/2010                                                   19,516,080
     40,000,000     Federal Home Loan Mortgage Corp., 5.000%, 11/1/2010                                                   39,767,196
     33,000,000     Federal National Mortgage Association, 6.000%, 5/15/2011                                              34,480,839
                       TOTAL GOVERNMENT AGENCIES                                                                         151,963,874
                       (IDENTIFIED COST $151,262,779)
                    REPURCHASE AGREEMENTS-48.4%
    155,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which            155,000,000
                    Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 10/25/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,087 (purchased with proceeds from securities lending collateral).
    155,380,000     Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which            155,380,000
                    Merrill Lynch Government Securities/Money Market will repurchase U.S. Government Agency securities with various maturities to 10/15/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,042,399,834 (purchased with proceeds from securities lending collateral).
     15,694,000     Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which UBS         15,694,000
                    Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                    4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605.
                       TOTAL REPURCHASE AGREEMENTS  (AT COST)                                                            326,074,000
                       TOTAL INVESTMENTS-144.9%                                                                          976,785,992
                        (IDENTIFIED COST $970,558,494)2
                       OTHER ASSETS AND LIABILITIES---NET-(44.9)%                                                      (302,894,832)
                       TOTAL NET ASSETS---100%                                                                       $   673,891,160

1    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of October 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED       MARKET VALUE OF COLLATERAL
     $300,423,970                            $310,380,000

2 At October 31, 2006, the cost of investments for federal tax purposes was $970,558,494. The net unrealized appreciation of investments on a federal tax purpose was $6,227,498. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,752,246 and net unrealized depreciation from investments for those securities having an excess of cost over value of $524,748.


Note:         The categories of investments are shown as a percentage of total net assets at October 31, 2006.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealer or other financial institutions that trade the securities.





INSERT PORTFOLIO

ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        DECEMBER 15, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        DECEMBER 15, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        DECEMBER 15, 2006